Contract payment (Details) - Dec. 31, 2020 - Prevail InfoWorks Inc	USD ($) shares	$ / shares
Contract payment
Current prepayment | $	$ 1,200,000
Issued units | shares	108,590
Par value per share | $ / shares		$ 14.76